UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2001

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  May 15, 2001

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 62
Form 13 F Information Table Value Total: 101,509

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109     2855   134025 SH       SOLE                   134025
AT&T - Liberty Media Group     COM              001957208      189    13500 SH       SOLE                    13500
Agilent Technologies Inc       COM              00846U101      298     9684 SH       SOLE                     9684
AllState Corp                  COM              020002101     6017   143455 SH       SOLE                   143455
Allete                         COM              018522102      266    10300 SH       SOLE                    10300
American Home Products         COM              026609107     2149    36577 SH       SOLE                    36577
American International Group   COM              026874107      381     4731 SH       SOLE                     4731
Archstone Communities Trust    COM              039581103     1065    43300 SH       SOLE                    43300
BP Amoco PLC - Spons ADR       COM              055622104     1314    26476 SH       SOLE                    26476
Bank of America Corp           COM              060505104     2946    53809 SH       SOLE                    53809
Bethlehem Steel Corp           COM              087509105       27    11000 SH       SOLE                    11000
Borders Group Inc              COM              099709107     4366   259400 SH       SOLE                   259400
Boston Scientific Corp         COM              101137107      755    37400 SH       SOLE                    37400
Bristol-Myers Squibb Co        COM              110122108      671    11298 SH       SOLE                    11298
Calpine Corporation            COM              131347106      209     3800 SH       SOLE                     3800
Cigna Corp                     COM              125509109      268     2500 SH       SOLE                     2500
Computer Sciences Corp         COM              205363104     1957    60505 SH       SOLE                    60505
Consolidated Edison of NY      COM              209115104      587    15825 SH       SOLE                    15825
Countrywide Credit Ind Inc     COM              222372104     5099   103325 SH       SOLE                   103325
Delta Airlines Inc             COM              247361108     3482    88160 SH       SOLE                    88160
Dominion Resources, Inc. - VA  COM              25746U109     1180    18300 SH       SOLE                    18300
Donnelley (R.R.) & Sons Co     COM              257867101     3157   120400 SH       SOLE                   120400
Duff & Phelps Utilities Income COM              264324104      270    25675 SH       SOLE                    25675
Duke-Weeks Realty Corp         COM              264411505      567    24500 SH       SOLE                    24500
Eastman Kodak                  COM              277461109     2052    51440 SH       SOLE                    51440
Emerson Electric Co            COM              291011104      322     5200 SH       SOLE                     5200
Exxon Mobil Corporation        COM              30231G102      742     9164 SH       SOLE                     9164
Fannie Mae                     COM              313586109      285     3575 SH       SOLE                     3575
General Electric Co            COM              369604103     1229    29369 SH       SOLE                    29369
Genuine Parts Co               COM              372460105     2697   104100 SH       SOLE                   104100
Goodyear Tire & Rubber Co      COM              382550101      341    14300 SH       SOLE                    14300
HRPT Properties Trust          COM              40426W101     3310   399700 SH       SOLE                   399700
Hewlett Packard Co             COM              428236103     1568    50150 SH       SOLE                    50150
Home Depot, Inc                COM              437076102      415     9636 SH       SOLE                     9636
Household Intl                 COM              441815107      612    10330 SH       SOLE                    10330
Humana Inc                     COM              444859102      157    15000 SH       SOLE                    15000
International Business Machine COM              459200101      293     3042 SH       SOLE                     3042
KeySpan Corporation            COM              49337w100     5862   153750 SH       SOLE                   153750
Laboratory Corp of America Hol COM              50540R409     2083    17324 SH       SOLE                    17324
Merck & Co                     COM              589331107      957    12610 SH       SOLE                    12610
Microsoft Corp                 COM              594918104      446     8150 SH       SOLE                     8150
NSTAR                          COM              67019E107     3164    82600 SH       SOLE                    82600
New Plan Excel Realty Trust    COM              648053106     4261   266300 SH       SOLE                   266300
Northrop Grumman Corp          COM              666807102     2938    33765 SH       SOLE                    33765
Pfizer Inc                     COM              717081103      351     8565 SH       SOLE                     8565
Public Service Enterprise Grou COM              744573106     5642   130730 SH       SOLE                   130730
Raytheon Co - Class A          COM              755111309      702    24050 SH       SOLE                    24050
Raytheon Company Class B       COM              755111408     3421   116450 SH       SOLE                   116450
SBC Communications Inc         COM              78387G103      241     5406 SH       SOLE                     5406
Safeway Inc                    COM              786514208      221     4000 SH       SOLE                     4000
Schering-Plough                COM              806605101      658    18000 SH       SOLE                    18000
Scientific Atlanta Inc         COM              808655104      208     5000 SH       SOLE                     5000
Sovereign Bancorp Inc          COM              845905108     4012   473700 SH       SOLE                   473700
Staples Inc                    COM              855030102      149    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104      246    16000 SH       SOLE                    16000
Supervalu Inc                  COM              868536103     1842   138200 SH       SOLE                   138200
Teleflex Inc                   COM              879369106     3494    85325 SH       SOLE                    85325
Vulcan Materials Co            COM              929160109      234     5000 SH       SOLE                     5000
Xcel Energy Inc.               COM              98389B100      916    30419 SH       SOLE                    30419
Bethlehem Steel $3.50 Conv Pfd PFD CV           087509501      488    27900 SH       SOLE                    27900
Kmart Financing 7.75%  Cv Pfd  PFD CV           498778208     2309    56425 SH       SOLE                    56425
Wendys Financing I $2.50 Tecon PFD CV           950588202     2567    53250 SH       SOLE                    53250